SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details) - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding and vested at the beginning of the period
Outstanding and vested at the ending of the period		35
Warrant [Member]
Outstanding and vested at the beginning of the period		43	58
Outstanding and vested at the beginning of the period		$ 52.71	$ 52.09
Weighted average remaining contractual term (in years)		1 year 10 months 24 days	2 years 7 months 6 days	3 years
Aggregate intrinsic value (in dollars)	[1]
Number of warrants, Granted
Weighted average exercise price, Granted
Number of warrants, Exercised
Weighted average exercise price, Exercised
Number of warrants, Forfeited
Weighted average exercise price, Forfeited
Expired		(8)	(15)
Weighted average exercise price, Expired		$ 49.76	$ 50.28
Outstanding and vested at the ending of the period		35	43	58
Outstanding and vested at the ending of the period		$ 53.31	$ 52.71	$ 52.09

[1]	Represents the aggregate gain on exercise for vested in-the-money warrants.